T. ROWE PRICE Summit Municipal Intermediate Fund
January 31, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.0%
Nassau County IDA, EC, 5.00%, 1/1/58 (1) 1,224 —
Total Common Stocks (Cost $–) —
MUNICIPAL SECURITIES 99.9%
ALABAMA  3.4%
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  29,485 30,163
Black Belt Energy Gas Dist., Series B, 5.00%, 12/1/34  2,825 3,071
Black Belt Energy Gas Dist., Series C, VRDN, 5.50%, 10/1/54
(Tender 6/1/32)  10,360 11,416
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  10,000 10,543
Black Belt Energy Gas Dist., Gas Project, Series D-1, VRDN,
5.50%, 6/1/49 (Tender 2/1/29)  10,000 10,605
Black Belt Energy Gas Dist., Gas Project, Series F, 5.00%,
12/1/35  10,550 11,387
Black Belt Energy Gas Dist., Gas Project, Series G, 5.00%,
10/1/35  3,200 3,439
Energy Southeast A Cooperative Dist., Series A-1, VRDN,
5.50%, 11/1/53 (Tender 1/1/31)  10,695 11,665
Energy Southeast A Cooperative Dist., Series B, VRDN, 5.25%,
7/1/54 (Tender 6/1/32)  19,000 20,614
Southeast Energy Auth. Cooperative Dist., Series B, VRDN,
4.00%, 12/1/51 (Tender 12/1/31)  30,000 30,249
Southeast Energy Auth. Cooperative Dist., Series B-1, VRDN,
5.00%, 5/1/53 (Tender 8/1/28)  6,010 6,258
149,410
ALASKA  0.1%
Alaska Housing Finance, Veterans Mortgage Program, 3.70%,
6/1/34  1,195 1,218
Alaska Housing Finance, Veterans Mortgage Program, 3.75%,
12/1/34  1,195 1,218
2,436
ARIZONA  2.0%
Arizona Board of Regents, Sustainable Bonds, Series A,
5.00%, 7/1/40  1,700 1,904
Arizona Board of Regents, Sustainable Bonds, Series A,
5.00%, 7/1/41  4,240 4,696
Chandler IDA, Intel Corp. Project, VRDN, 4.00%, 6/1/49
(Tender 6/1/29) (2) 4,525 4,616

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Chandler IDA, Intel Corp. Project, Series 2, VRDN, 5.00%,
9/1/52 (Tender 9/1/27) (2) 18,225 18,600
Maricopa County IDA, Banner Health, 5.00%, 1/1/32  8,965 9,170
Maricopa County IDA, Honor Health, Series A, 5.00%, 9/1/36  1,365 1,430
Maricopa County IDA, Honor Health, Series D, 5.00%, 12/1/29  2,725 2,974
Maricopa County IDA, Honor Health, Series D, 5.00%, 12/1/30  3,250 3,610
Phoenix Civic Improvement, 5.00%, 7/1/33 (2) 630 657
Phoenix Civic Improvement, 5.00%, 7/1/35 (2) 4,700 4,884
Phoenix Civic Improvement, 5.00%, 7/1/36 (2) 3,715 3,849
Phoenix Civic Improvement, Series B, 5.00%, 7/1/34  1,690 1,743
Phoenix Civic Improvement, Series C, 5.00%, 7/1/38  8,195 9,529
Phoenix Civic Improvement, Junior Lien Wastewater System,
5.00%, 7/1/39  1,170 1,313
Phoenix Civic Improvement, Junior Lien Wastewater System,
5.00%, 7/1/40  1,000 1,114
Phoenix Civic Improvement, Junior Lien Wastewater System,
5.00%, 7/1/41  3,000 3,328
Phoenix Civic Improvement, Junior Lien Wastewater System,
5.25%, 7/1/47  2,155 2,318
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/26  250 252
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/27  300 306
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/28  450 465
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/29  350 362
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/30  350 361
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/31  1,400 1,443
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/32  750 772
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/33  660 677
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/37  1,750 1,779
Phoenix IDA, Mayo Clinic, Series B, VRDN, 2.70%, 11/15/52  250 250
Salt River Project Agricultural Improvement & Power Dist.,
Series B, 5.00%, 5/1/39  5,000 5,739
Salt Verde Financial, 5.00%, 12/1/37  1,000 1,097
89,238
CALIFORNIA  3.8%
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 7/1/53 (Tender 8/1/29)  11,125 11,766

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 12/1/53 (Tender 8/1/29)  6,195 6,516
California Community Choice Fin. Auth., Green Bond, VRDN,
5.50%, 10/1/54 (Tender 11/1/30)  11,775 12,808
California Community Choice Fin. Auth., Green Bond,
Series B-1, VRDN, 4.00%, 2/1/52 (Tender 8/1/31)  9,000 9,109
California Community Choice Fin. Auth., Green Bond, Series E,
VRDN, 5.00%, 2/1/55 (Tender 9/1/32)  1,500 1,608
California Community Choice Fin. Auth., Green Bond, Series G,
VRDN, 5.25%, 11/1/54 (Tender 4/1/30)  5,000 5,372
California Community Choice Fin. Auth., Green Bond, Series H,
VRDN, 5.00%, 1/1/56 (Tender 8/1/33)  10,550 11,572
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  3,383 3,533
California Housing Fin., Series 2019-2, Class A, 4.00%, 3/20/33  6,836 7,024
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 2.98%, 12/1/50 (Tender 6/1/26)  3,375 3,371
California Municipal Fin. Auth., Series 2025-2, Class A1, VR,
4.326%, 11/20/40  6,986 6,983
California Municipal Fin. Auth., Linxs APM Project, 5.00%,
12/31/33 (2) 1,000 1,033
California Municipal Fin. Auth., Linxs APM Project, 5.00%,
12/31/34 (2) 1,200 1,237
California PFA, Enso Village Project, 5.00%, 11/15/36 (3) 750 761
California Statewide CDA, Series C-2, 4.00%, 9/2/35  175 178
California Statewide CDA, Series C-2, 4.00%, 9/2/36  185 185
California Statewide CDA, Series C-2, 4.00%, 9/2/37  160 159
California Statewide CDA, Series C-2, 4.00%, 9/2/38  310 304
California Statewide CDA, Series C-2, 4.25%, 9/2/39  390 387
California Statewide CDA, Series C-2, 4.25%, 9/2/41  230 223
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/29  2,155 2,158
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27 (3) 1,005 1,012
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/28 (3) 4,235 4,262
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/29 (3) 3,000 3,019
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/30 (3) 6,875 6,918
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/31 (3) 4,275 4,301
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36 (3) 7,750 7,784
Central Valley Energy Auth., VRDN, 5.00%, 12/1/55 (Tender
8/1/35)  11,550 12,483

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Los Angeles Dept. of Airports, 5.00%, 5/15/35 (Prerefunded
11/15/31) (2)(4) 60 67
Los Angeles Dept. of Airports, Unrefunded Balance, 5.00%,
5/15/31 (2) 6,500 7,251
Northern California Gas Auth. No. 1, Series B, FRN, 67% of
(3M TSFR + 0.2616%) + 0.72%, 3.348%, 7/1/27  1,445 1,448
San Diego County Regional Airport Auth., Senior Private
Activity, Series B, 5.25%, 7/1/36 (2) 3,500 3,993
San Diego County Regional Airport Auth., Senior Private
Activity, Series B, 5.25%, 7/1/37 (2) 1,350 1,529
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series 2023A, 5.00%, 5/1/38 (2) 2,015 2,224
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/32 (2) 5,710 6,333
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.25%, 5/1/44 (2) 3,680 3,957
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series C, 5.00%, 5/1/31 (2) 10,000 11,118
San Joaquin Valley Clean Energy Auth., Clean Energy Project,
Series A, VRDN, 5.50%, 1/1/56 (Tender 7/1/35)  3,925 4,412
168,398
COLORADO  2.7%
Colorado, COP, 6.00%, 12/15/38  3,470 4,090
Colorado, Series A, COP, 4.00%, 12/15/40  2,000 2,029
Colorado Bridge & Tunnel Enterprise, Series B, 5.00%, 12/1/41  6,100 6,846
Colorado Bridge & Tunnel Enterprise, Series B, 5.00%, 12/1/42  4,295 4,764
Colorado Bridge & Tunnel Enterprise, Series B, 5.00%, 12/1/45  2,500 2,686
Colorado HFA, Adventhealth Obligated, Series A, VRDN,
5.00%, 11/15/59 (Tender 11/15/29)  2,375 2,588
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/34  7,250 7,734
Denver City & County Airport, Series A, 5.00%, 12/1/29 (2) 3,100 3,282
Denver City & County Airport, Series A, 5.00%, 12/1/30 (2) 8,845 9,737
Denver City & County Airport, Series A, 5.00%, 12/1/33 (2) 6,550 6,886
Denver City & County Airport, Series A, 5.00%, 12/1/34 (2) 1,250 1,309
Denver City & County Airport, Series A, 5.00%, 12/1/35 (2) 20,000 20,881
Denver City & County Airport, Series A, 5.00%, 11/15/36 (2) 3,825 4,192
Denver City & County Airport, Series A, 5.00%, 12/1/38 (2) 9,000 9,315
Denver City & County Airport, Series B, 5.00%, 11/15/30 (2) 2,000 2,200
Denver City & County Airport, Series B, 5.00%, 11/15/38  1,075 1,193
Denver City & County Airport, Series B, 5.00%, 11/15/39  1,000 1,104
Denver City & County Airport, Series B, 5.50%, 11/15/39 (2) 3,700 4,163
Denver City & County Airport, Series B, 5.50%, 11/15/41 (2) 3,225 3,593
E-470 Public Highway Auth., Capital Appreciation, Series B,
Zero Coupon, 9/1/29 (5) 8,110 7,400

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Regional Transportation Dist. Sales Tax Revenue, Green Bond
Fastracks Project, 4.00%, 11/1/40  12,500 12,828
118,820
CONNECTICUT  2.7%
Connecticut, Series B, GO, 5.00%, 12/1/31  4,750 5,431
Connecticut, Series E, GO, 5.00%, 9/15/31  12,000 12,809
Connecticut, Series F, GO, 5.00%, 11/15/37  8,700 10,067
Connecticut HEFA, Hartford Healthcare Issue, Series A, 5.00%,
7/1/43 (6)(7) 6,300 6,833
Connecticut Special Tax Obligation, Series A, 5.00%, 7/1/41  6,000 6,813
Connecticut Special Tax Obligation, Series A, 5.00%, 7/1/42  1,120 1,256
Connecticut Special Tax Obligation, Series A, 5.00%, 7/1/43  2,000 2,214
Connecticut Special Tax Obligation, Series A, 5.00%, 7/1/44  8,975 9,828
Connecticut Special Tax Obligation, Series A, 5.25%, 7/1/40  11,305 12,877
Connecticut Special Tax Obligation, Series A, 5.25%, 7/1/41  5,000 5,661
Connecticut Special Tax Obligation, Series A, 5.25%, 7/1/44  6,150 6,756
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A, 5.00%, 1/1/32  5,000 5,246
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A-2, 5.00%, 7/1/43  12,505 13,726
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A-2, 5.00%, 7/1/44  13,060 14,198
Connecticut, Sustainable Bonds, Series B, GO, 3.00%, 1/15/41  3,870 3,426
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00%
Cash and 2.05% PIK)  (8)(9)(10) 384 96
117,237
DELAWARE  0.6%
Delaware State Economic Dev. Auth., Delmarva Power & Light
Company Project, Series A, 3.60%, 1/1/31  3,000 3,101
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/33  2,780 2,864
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/34  2,500 2,571
Delaware Transportation Auth., Senior, 3.00%, 7/1/40  9,655 8,991
Univ. of Delaware, Series A, 5.00%, 11/1/38  5,885 6,775
24,302
DISTRICT OF COLUMBIA  3.8%
District of Columbia, Series A, GO, 5.00%, 1/1/40  2,000 2,223
District of Columbia, Series A, GO, 5.00%, 1/1/41  2,500 2,755
District of Columbia Water & Sewer Auth., Subordinate Lien,
Series A, 5.00%, 10/1/38  7,015 8,042
District of Columbia Water & Sewer Auth., Subordinate Lien,
Series A, 5.00%, 10/1/42  2,400 2,646
District of Columbia, Georgetown Univ., 5.00%, 4/1/34  1,800 1,838
District of Columbia, Georgetown Univ., 5.00%, 4/1/35  3,000 3,059

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
District of Columbia, Income Tax Revenue, Series A, 5.00%,
6/1/30  1,000 1,112
District of Columbia, Income Tax Revenue, Series A, 5.00%,
6/1/31  1,900 2,151
District of Columbia, Income Tax Revenue, Series A, 5.50%,
7/1/47  5,195 5,567
Metropolitan Washington Airports Auth., Series 2016A, 5.00%,
10/1/31 (2) 6,410 6,494
Metropolitan Washington Airports Auth., Series 2021A, 5.00%,
10/1/31 (2) 9,490 10,573
Metropolitan Washington Airports Auth., Series 2021A, 5.00%,
10/1/35 (2) 3,500 3,822
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/38 (2) 3,470 3,492
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/30 (2) 3,285 3,468
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/31 (2) 4,675 4,929
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/32 (2) 4,650 5,149
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/33 (2) 8,750 9,961
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/34 (2) 7,350 7,446
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/35 (2) 17,795 18,026
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/38 (2) 1,860 2,013
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/40 (2) 1,675 1,810
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/42 (2) 2,500 2,658
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/39 (2) 1,775 1,946
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/40 (2) 2,580 2,811
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/41 (2) 6,780 7,365
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/43 (2) 7,000 7,532
Metropolitan Washington Airports Auth. Dulles Toll Road, Dulles
Metrorail & Capital Improvement Projects, Series A, 5.00%,
10/1/44  5,000 5,119
Washington D.C. Convention & Sports Auth., Hotel Tax,
Series B, 4.00%, 10/1/36  855 883

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Washington D.C. Convention & Sports Auth., Hotel Tax,
Series B, 4.00%, 10/1/37  1,000 1,027
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/38  3,850 4,308
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/39  7,400 8,227
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/41  2,000 2,180
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/48  10,350 10,684
Washington Metropolitan Area Transit Auth., Sustainable
Bonds, Series A, 4.00%, 7/15/46  5,000 4,651
165,967
FLORIDA  3.7%
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/32  1,000 1,079
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/34  2,705 2,894
Alachua County HFA, Shands Teaching Hosp. & Clinics,
Series B, 5.00%, 12/1/34  12,380 12,398
Brevard County HFA, Health First, Series A, 5.00%, 4/1/41  5,000 5,334
Broward County Airport, 4.00%, 10/1/44 (2)(11) 3,075 2,934
Broward County Airport, 5.00%, 10/1/31 (2) 1,500 1,548
Broward County Airport, 5.00%, 10/1/33 (2) 1,295 1,333
Broward County Airport, 5.00%, 10/1/34 (2) 1,500 1,541
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/26  1,250 1,265
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/27  1,500 1,543
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/28  1,500 1,568
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/29  500 530
Capital Trust Auth., UF Health Projects, Series A, 5.00%,
12/1/35 (6) 5,000 5,723
Greater Orlando Aviation Auth., 5.00%, 10/1/35 (2) 1,975 2,243
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/29 (2) 5,285 5,710
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/34 (2) 3,000 3,082
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/35 (2) 6,500 6,664
JEA Water & Sewer System Revenue, Series A, 5.00%, 10/1/44  3,205 3,463
JEA Water & Sewer System Revenue, Series A, 5.00%, 10/1/45  6,180 6,617
Lee County IDA, Health System, Series 2019A-1, 4.00%, 4/1/37  1,300 1,305
Lee County IDA, Health System, Series 2019A-1, 5.00%, 4/1/34  1,240 1,312
Miami-Dade County, Series E, VRDN, 2.30%, 10/1/48  4,000 4,000
Miami-Dade County Aviation, Series A, 5.00%, 10/1/33 (2) 20,000 22,767

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Miami-Dade County Expressway Auth., Series 14A, 5.00%,
7/1/30  2,000 2,003
Miami-Dade County Expressway Auth., Series 2013A, 5.00%,
7/1/30  1,250 1,252
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/26  3,900 3,908
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/28  5,565 5,576
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31  2,000 2,003
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/33  3,000 3,023
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/26  4,530 4,539
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/27  3,850 3,857
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/28  2,775 2,780
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/38 (2) 2,000 2,146
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/39 (2) 2,300 2,455
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/40 (2) 3,000 3,175
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/41 (2) 1,070 1,123
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/42 (2) 2,385 2,479
Orange County HFA, Orlando Health Obligated Group,
Series A, 5.00%, 10/1/38  850 941
Orange County HFA, Orlando Health Obligated Group,
Series A, 5.00%, 10/1/42  1,250 1,337
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.00%, 6/1/31  2,150 2,167
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.00%, 6/1/36  2,500 2,448
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.00%, 6/1/41  1,000 914
Polk County IDA, Victory Ridge Academy Project, 4.825%,
6/15/35 (3) 1,505 1,525
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/29  1,375 1,428
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/34  6,385 6,597
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/35  9,000 9,278
Tampa Health System, BayCare Health, Series A, 5.00%,
11/15/32  1,070 1,077
164,884
GEORGIA  5.9%
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%,
7/1/36  5,585 5,967
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%,
7/1/38  5,000 5,306

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%,
7/1/40  7,000 7,374
Atlanta Dept. of Aviation, Sustainable Bonds, Series B-1,
5.00%, 7/1/39 (2) 3,500 3,858
Atlanta Dept. of Aviation, Sustainable Bonds, Series B-1,
5.25%, 7/1/45 (2) 5,000 5,306
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29 (8)(10) 2,805 1,515
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (8)(10) 9,705 5,241
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (8)(10) 3,065 1,655
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/31  4,280 4,291
Atlanta Water & Wastewater, 5.00%, 11/1/31  8,480 8,534
Atlanta Water & Wastewater, Sustainable Bond, 5.00%,
11/1/37 (11) 5,925 6,818
Atlanta, Sustainable Bond, Series A-1, GO, 5.00%, 12/1/35  2,250 2,564
Atlanta, Sustainable Bond, Series A-1, GO, 5.00%, 12/1/41  4,920 5,422
Augusta Dev. Auth., AU Health System, Inc. Project, 4.00%,
7/1/37  4,065 4,096
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/31  500 514
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/35  2,250 2,302
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.125%, 4/1/48  2,655 2,745
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/31  400 411
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/32  1,000 1,027
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/33  2,000 2,051
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/34  2,515 2,577
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/29  1,780 1,826
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/30  6,300 6,459
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/35  5,000 5,102
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/37  2,500 2,544
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series B, 5.00%, 2/15/31  2,365 2,429

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series B, 5.00%, 2/15/32  3,660 3,758
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series B, 5.00%, 2/15/33  3,390 3,478
Georgia State Road & Tollway Auth., 5.00%, 7/15/40  2,235 2,557
Georgia, Bidding Group 2, Series A, GO, 5.00%, 7/1/40  4,500 5,040
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/32  1,000 1,027
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/34  1,205 1,234
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/35  1,000 1,023
Main Street Natural Gas, Series A, 5.00%, 5/15/26  2,350 2,362
Main Street Natural Gas, Series A, 5.00%, 5/15/33  5,000 5,258
Main Street Natural Gas, Series A, 5.00%, 5/15/34  5,000 5,263
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52
(Tender 9/1/27)  31,870 32,375
Main Street Natural Gas, Series A, VRDN, 5.00%, 5/1/54
(Tender 9/1/31)  5,125 5,540
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/52
(Tender 6/1/29)  2,500 2,621
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/54
(Tender 3/1/32)  7,700 8,330
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  6,000 6,378
Main Street Natural Gas, Series C, VRDN, 5.00%, 12/1/54
(Tender 12/1/31)  14,915 15,988
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  20,000 20,378
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/30  1,870 1,960
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/31  1,965 2,054
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/32  1,060 1,105
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/33  665 692
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/30  2,675 2,804
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/31  1,560 1,631
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/33  1,845 1,919
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/34  2,005 2,083

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/35  3,415 3,542
Municipal Electric Auth. of Georgia, Project One, Series A,
5.00%, 1/1/35  4,275 4,738
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.00%,
9/1/29  7,000 7,636
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.25%,
9/1/43  6,500 7,225
Savannah Hosp. Auth., St. Joseph's/Candler Health System,
Series A, 4.00%, 7/1/36  2,335 2,340
260,273
HAWAII  0.5%
Hawaii Airports System, Series A, 5.00%, 7/1/36 (2) 7,620 8,350
Hawaii Airports System, Series B, 5.00%, 7/1/43  2,425 2,683
Hawaii Airports System, Series B, 5.00%, 7/1/44  3,120 3,413
Hawaii Airports System, Series D, 4.00%, 7/1/37  4,000 4,123
Hawaii Airports System, Series D, 5.00%, 7/1/45  2,000 2,163
20,732
IDAHO  0.6%
Idaho HFA, St. Luke's Health System Project, Series D, VRDN,
3.20%, 3/1/60  18,600 18,600
Idaho HFA, Trinity Health, Series D, 5.50%, 12/1/29  2,185 2,202
Idaho Housing & Fin. Assn., Series A, 5.00%, 8/15/39  1,840 2,068
Idaho Housing & Fin. Assn., Series A, 5.00%, 8/15/41  2,490 2,765
25,635
ILLINOIS  3.1%
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/30 (2) 5,000 5,384
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/31 (2) 27,535 30,020
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/37 (2) 5,000 5,193
Illinois, GO, 4.00%, 6/1/32  530 531
Illinois, GO, 4.00%, 6/1/35  2,075 2,077
Illinois, Series 2022A, GO, 5.00%, 3/1/27  3,000 3,079
Illinois, Series A, GO, 5.00%, 12/1/27  7,685 8,019
Illinois, Series A, GO, 5.00%, 3/1/28  3,375 3,540
Illinois, Series A, GO, 5.00%, 3/1/29  2,350 2,516
Illinois, Series A, GO, 5.00%, 5/1/29  5,230 5,503
Illinois, Series B, GO, 5.00%, 5/1/28  2,500 2,632
Illinois, Series B, GO, 5.00%, 5/1/30  2,000 2,189
Illinois, Series B, GO, 5.00%, 10/1/30  7,000 7,419
Illinois, Series C, GO, 5.00%, 11/1/29  20,000 20,788
Illinois, Series C, GO, 5.00%, 5/1/30  5,775 6,322
Illinois, Series D, GO, 5.00%, 7/1/28  6,250 6,603
Illinois, Series D, GO, 5.00%, 11/1/28  3,240 3,370

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Illinois, Series D, GO, 5.00%, 7/1/30  10,730 11,779
Illinois Fin. Auth., Series A, 4.00%, 7/15/38  2,125 2,155
Illinois State Toll Highway Auth., Series A, 5.25%, 1/1/45  6,875 7,405
Illinois State Toll Highway Auth., Series C, 5.00%, 1/1/28  1,150 1,152
137,676
INDIANA  1.0%
Indiana Fin. Auth., Ascension Senior Credit Group, Series A-1,
5.00%, 11/15/37  5,000 5,714
Indiana Fin. Auth., Ascension Senior Credit Group, Series A-1,
5.00%, 11/15/38  14,245 16,122
Indiana Fin. Auth., Ascension Senior Credit Group, Series A-1,
5.00%, 11/15/42  2,120 2,309
Indiana Fin. Auth., Indiana Univ. Health, Series C, 5.25%,
10/1/44  4,650 5,071
Indiana Fin. Auth., Indiana Univ. Health, Series D-2, VRDN,
5.00%, 10/1/63 (Tender 10/1/31)  12,060 13,430
42,646
KANSAS  0.2%
Kansas DFA, Series B, VR, 5.00%, 11/15/54 (Prerefunded
11/15/28) (4) 180 192
Kansas DFA, Adventhealth Obligated, Series B, VRDN, 5.00%,
11/15/54 (Tender 11/15/31)  2,750 3,073
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/26  1,045 1,047
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/28  2,300 2,343
6,655
KENTUCKY  1.4%
Ashland, Ashland Medical Center, 5.00%, 2/1/27  660 672
Ashland, Ashland Medical Center, 5.00%, 2/1/29  805 852
Ashland, Ashland Medical Center, 5.00%, 2/1/30  370 398
Ashland, Ashland Medical Center, 5.00%, 2/1/31  920 991
Ashland, Ashland Medical Center, 5.00%, 2/1/32  125 134
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/28  3,105 3,165
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/29  5,250 5,352
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/31  1,000 1,018
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/32  3,250 3,301
Kentucky Public Energy Auth., Series A, VRDN, 5.00%, 5/1/55  16,655 17,643
Kentucky Public Energy Auth., Series B, VRDN, 5.00%, 1/1/55
(Tender 8/1/32)  14,450 15,568

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  11,350 11,527
Louisville & Jefferson County Metropolitan Gov't., Norton
Healthcare, VRDN, 3.15%, 10/1/53  2,500 2,500
63,121
LOUISIANA  0.3%
Louisiana Offshore Terminal Auth., Loop LLC Project, Series A,
4.15%, 9/1/27  1,000 1,012
Louisiana Offshore Terminal Auth., Loop LLC Project, Series A,
VRDN, 4.20%, 9/1/33 (Tender 9/1/28)  4,705 4,823
Louisiana Offshore Terminal Auth., Loop LLC Project, Series C,
VRDN, 4.20%, 9/1/34 (Tender 9/1/28)  6,785 6,956
12,791
MARYLAND  2.3%
Baltimore County, Consolidated Public Improvement, GO,
3.00%, 3/1/38  5,190 4,977
Frederick County, Public Facilities Project, GO, 5.00%, 4/1/40  3,420 3,818
Maryland CDA, Sustainable Bond, Park Place at Addison Road
Metro, Series C-2, 3.70%, 1/1/29  2,750 2,803
Maryland DOT, Baltimore, Series A, 5.00%, 8/1/35 (2)(6) 2,000 2,263
Maryland DOT, Baltimore, Series A, 5.00%, 8/1/36 (2)(6) 2,625 2,943
Maryland Economic Dev., Morgan State Univ., Series A,
5.375%, 7/1/38  1,350 1,459
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/26  2,135 2,149
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/27  1,140 1,166
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/28  1,000 1,046
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/29  2,000 2,047
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/30  2,180 2,231
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/31  1,950 1,995
Maryland HHEFA, Kennedy Krieger Issue, Series A, 5.00%,
7/1/35  515 578
Maryland HHEFA, Kennedy Krieger Issue, Series A, 5.00%,
7/1/36  750 834
Maryland HHEFA, Kennedy Krieger Issue, Series A, 5.00%,
7/1/37  680 750
Maryland HHEFA, Kennedy Krieger Issue, Series A, 5.00%,
7/1/39  1,320 1,431
Maryland HHEFA, Kennedy Krieger Issue, Series A, 5.00%,
7/1/41  1,050 1,113

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland HHEFA, MedStar Health, 5.00%, 8/15/29
(Prerefunded 2/12/26) (4) 10,365 10,395
Maryland HHEFA, MedStar Health, 5.00%, 8/15/30
(Prerefunded 2/12/26) (4) 2,785 2,793
Maryland HHEFA, MedStar Health, 5.00%, 8/15/31
(Prerefunded 2/12/26) (4) 1,670 1,675
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/26
(Prerefunded 2/12/26) (4) 2,500 2,502
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/28
(Prerefunded 2/12/26) (4) 4,000 4,003
Maryland State Transportation Auth., Passenger Fac. Charge
Revenue, Baltimore/Washington Int'l. Airport, 5.00%, 6/1/31 (2) 3,570 3,807
Maryland State Transportation Auth., Transportation Fac.
Project, Series A, 5.00%, 7/1/40  1,375 1,547
Maryland State Transportation Auth., Transportation Fac.
Project, Series A, 5.00%, 7/1/41  17,800 19,955
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/27  1,465 1,495
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29  1,075 1,097
Univ. System of Maryland, Series A, 4.00%, 4/1/43  5,365 5,367
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/31  1,000 1,033
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  2,825 2,858
Washington Suburban Sanitary Commission, 2.25%, 6/1/40  9,655 7,778
Washington Suburban Sanitary Commission, 5.00%, 6/1/38  3,000 3,495
103,403
MASSACHUSETTS  1.8%
Massachusetts, Series C, GO, 2.00%, 9/1/38  3,000 2,420
Massachusetts, Series C, GO, 5.00%, 8/1/41  10,500 11,661
Massachusetts Bay Transportation Auth., Series A, 5.00%,
7/1/42  7,500 8,347
Massachusetts Bay Transportation Auth., Series A-1, 5.00%,
7/1/40  7,210 8,064
Massachusetts Bay Transportation Auth., Series A-1, 5.00%,
7/1/41  6,000 6,672
Massachusetts Clean Water Trust, Sustainable Development
Bonds, 5.00%, 2/1/43  4,000 4,303
Massachusetts Dev. Fin. Agency, Beth Israel Lahey Health,
Series N, 5.00%, 7/1/35 (6) 1,020 1,188
Massachusetts Dev. Fin. Agency, Harvard Univ. Issue,
Series A-2, VRDN, 5.00%, 5/15/55 (Tender 11/15/35)  5,215 6,204
Massachusetts Housing Fin. Agency, Sustainable Bonds,
Series B-3, 3.55%, 12/1/29  6,325 6,491
Massachusetts, Consolidated Loan, Series A, GO, 5.00%,
1/1/41  9,500 10,601

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Massachusetts, Consolidated Loan, Series A, GO, 5.00%,
1/1/42  10,000 11,043
Massachusetts, Consolidated Loan, Series C, GO, 5.25%,
10/1/47  2,000 2,126
79,120
MICHIGAN  2.8%
Great Lakes Water Auth. Sewage Disposal, Series A, 5.00%,
7/1/37  5,395 6,148
Great Lakes Water Auth. Sewage Disposal, Series A, 5.00%,
7/1/38  1,725 1,951
Great Lakes Water Auth. Sewage Disposal, Series A, 5.25%,
7/1/39  2,205 2,458
Great Lakes Water Auth. Sewage Disposal, Series C, 5.00%,
7/1/36  14,585 14,701
Great Lakes Water Auth. Water Supply, Series 2024A, 5.00%,
7/1/37  3,240 3,693
Great Lakes Water Auth. Water Supply, Series A, 5.00%, 7/1/36  1,000 1,149
Great Lakes Water Auth. Water Supply, Series A, 5.00%, 7/1/37  1,755 2,000
Great Lakes Water Auth. Water Supply, Series A, 5.00%, 7/1/38  2,000 2,258
Great Lakes Water Auth. Water Supply, Series A, 5.25%, 7/1/39  2,605 2,904
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/28  4,090 4,164
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/30  11,880 12,091
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/31  3,000 3,052
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/32  655 666
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/34  9,505 9,649
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/28  2,505 2,515
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/29  1,000 1,004
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/30  850 853
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/31  2,250 2,259
Michigan Fin. Auth., Trinity Health Credit Group, 5.50%, 12/1/29  5,000 5,039
Michigan Fin. Auth., Trinity Health Credit Group, Series A,
5.00%, 12/1/34  4,000 4,157
Michigan Fin. Auth., Trinity Health Credit Group, Series A,
5.00%, 12/1/35  5,750 5,959
Michigan Fin. Auth., Trinity Health Credit Group, Series A,
5.00%, 12/1/37  5,000 5,161
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
Series C, 5.00%, 12/1/31  1,050 1,095
Michigan State Housing Dev. Auth., Series A-1, 3.55%, 10/1/31  5,315 5,322
Wayne County, Series C, 5.00%, 12/1/37 (2)(3)(6) 14,615 14,936

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Wayne County Airport Auth., Series B, 5.00%, 12/1/28 (2) 800 828
Wayne County Airport Auth., Series B, 5.00%, 12/1/29 (2) 600 620
Wayne County Airport Auth., Series B, 5.00%, 12/1/30 (2) 3,160 3,266
Wayne County Airport Auth., Series B, 5.00%, 12/1/31 (2) 800 821
Wayne County Airport Auth., Series B, 5.00%, 12/1/32 (2) 1,450 1,485
122,204
MINNESOTA  0.6%
Hennepin County, Series A, GO, 5.00%, 12/1/37  5,515 6,305
Hennepin County, Series A, GO, 5.00%, 12/1/38  5,000 5,841
Hennepin County, Series A, GO, 5.00%, 12/1/42  2,245 2,488
Minnesota, Series B, GO, 1.50%, 8/1/36  5,735 4,548
Minnesota, Bidding Group 2, Series A, GO, 5.00%, 8/1/41  5,485 6,189
25,371
MISSISSIPPI  0.3%
Mississippi Business Fin., Chevron U.S.A. Project, Series B,
VRDN, 3.40%, 12/1/30  6,250 6,250
Mississippi Business Fin., Chevron U.S.A. Project, Series C,
VRDN, 3.25%, 11/1/35  4,070 4,070
Warren County, Int'l. Paper Company Project, 4.00%, 9/1/32  1,325 1,382
11,702
MISSOURI  0.7%
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/38 (2) 6,000 6,013
Kansas City IDA, Kansas City Int'l. Airport, Series A, 5.00%,
3/1/36 (2) 4,950 5,167
Kansas City IDA, Kansas City Int'l. Airport, Series B, 5.00%,
3/1/33 (2) 2,550 2,685
Missouri HEFA, Series C, VRDN, 5.00%, 5/1/52 (Tender 5/1/28)  4,150 4,374
Missouri HEFA, BJC Health System, Series C, VRDN, 2.27%,
5/15/38  13,000 13,000
Missouri HEFA, SSM Health Care, Series F, VRDN, 3.15%,
6/1/44  500 500
31,739
NEBRASKA  0.0%
Central Plains Energy Project, Series A-1, VRDN, 5.00%,
8/1/55 (Tender 8/1/31)  1,170 1,257
1,257
NEW HAMPSHIRE  0.8%
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  15,188 15,587
New Hampshire Business Fin. Auth., Series 2024-2, Class A,
3.625%, 8/20/39  13,783 13,455

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New Hampshire Business Fin. Auth., Sustainable Bonds,
Series 2025-1, Class A-1, VR, 4.167%, 1/20/41  6,924 6,917
35,959
NEW JERSEY  1.7%
New Jersey Economic Dev. Auth., Continental Airlines,
Series B, 5.625%, 11/15/30 (2) 2,000 2,008
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/34  2,025 2,088
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.375%, 1/1/35 (2)(3) 6,245 6,512
New Jersey EFA, Princeton Univ., Series A-2, 5.00%, 3/1/38  15,000 17,240
New Jersey EFA, Princeton Univ., Series A-2, 5.00%, 3/1/41  10,890 12,226
New Jersey General Obligation Bonds, GO, 5.00%, 6/1/39  3,935 4,203
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/38  3,750 3,836
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/36  10,000 11,589
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/40  2,000 2,199
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/31  10,000 11,216
73,117
NEW YORK  12.6%
Battery Park City Auth., Sustainable Bonds, 5.00%, 11/1/45  1,600 1,740
Battery Park City Auth., Sustainable Bonds, 5.00%, 11/1/46  1,350 1,450
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 4.00%, 3/15/42  4,200 4,204
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 3/15/43  4,440 4,821
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/35  23,225 24,051
Dormitory Auth. of the State of New York, Personal Income Tax,
Bid Group 2, Series A, 5.00%, 3/15/43  25,000 27,367
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/40  3,310 3,767
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/42  4,360 4,842
Dormitory Auth. of the State of New York, Sales Tax, Series B,
5.00%, 3/15/44  5,575 6,050
Dormitory Auth. of the State of New York, Sales Tax, Series E,
5.00%, 3/15/37  5,340 5,652
Empire State Dev., Personal Income Tax, Series C-2, 5.00%,
3/15/33  18,775 19,494
Empire State Dev., Sales Tax, Series A, 5.00%, 3/15/44  4,000 4,319
Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/35  10,000 10,139

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/27  1,650 1,659
New York City, Series B-1, GO, 5.00%, 12/1/31  2,000 2,041
New York City, Series B-1, GO, 5.00%, 10/1/35  1,785 1,846
New York City, Series C, GO, 5.00%, 8/1/38  4,020 4,303
New York City, Series F-1, GO, 3.00%, 3/1/41  10,000 8,657
New York City, Series I-4, GO, 5.00%, 4/1/36  5,000 5,717
New York City Housing Dev., Sustainable Development Bonds,
Series A, 2.70%, 8/1/37  1,650 1,474
New York City Housing Dev., Sustainable Development Bonds,
Series A-2, VRDN, 3.25%, 11/1/65 (Tender 2/1/30)  6,000 6,062
New York City Housing Dev., Sustainable Development Bonds,
Series A-2, VRDN, 3.73%, 5/1/63 (Tender 12/29/28)  5,500 5,517
New York City Housing Dev., Sustainable Neighborhood Bonds,
3.95%, 11/1/43  1,000 974
New York City Housing Dev., Sustainablity Bonds, Series B,
VRDN, 3.10%, 11/1/45 (Tender 2/1/31)  3,325 3,334
New York City Housing Dev., Sustainablity Bonds, Series C,
2.25%, 11/1/41  8,400 6,538
New York City Municipal Water Fin. Auth., Series AA, 5.00%,
6/15/37  19,000 19,527
New York City Municipal Water Fin. Auth., Series BB-1, 3.00%,
6/15/44  12,810 10,555
New York City Municipal Water Fin. Auth., Series EE, 4.00%,
6/15/39  5,000 5,095
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/32  10,000 10,342
New York City Transitional Fin. Auth., Building Aid, Series S-2,
5.00%, 7/15/32  7,715 7,979
New York City Transitional Fin. Auth., Future Tax, 4.00%, 5/1/39  4,505 4,571
New York City Transitional Fin. Auth., Future Tax, 5.00%, 8/1/34  5,160 5,447
New York City Transitional Fin. Auth., Future Tax, Series A-1,
4.00%, 11/1/38  4,000 4,093
New York City Transitional Fin. Auth., Future Tax, Series B-1,
4.00%, 8/1/45  4,000 3,762
New York City Transitional Fin. Auth., Future Tax, Series C-1,
5.00%, 5/1/41  5,755 6,082
New York City Transitional Fin. Auth., Future Tax, Series D,
5.00%, 5/1/42  7,000 7,667
New York City Transitional Fin. Auth., Future Tax, Series D,
5.25%, 5/1/43  7,750 8,542
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.00%, 11/1/37  4,805 5,460
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.00%, 11/1/39  4,000 4,465

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.00%, 11/1/40  5,130 5,665
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.25%, 11/1/48  10,165 10,630
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.50%, 11/1/45  6,365 6,898
New York City Transitional Fin. Auth., Future Tax, Series E,
5.00%, 11/1/42  10,000 10,955
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.00%, 5/1/34  2,000 2,056
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.00%, 11/1/38  2,550 2,909
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.25%, 2/1/47  11,445 12,035
New York City Transitional Fin. Auth., Future Tax, Series F-3,
5.00%, 2/1/31 (Prerefunded 2/6/26) (4) 7,450 7,452
New York City Transitional Fin. Auth., Future Tax, Series H-1,
5.00%, 11/1/44  10,170 10,933
New York City Transitional Fin. Auth., Future Tax, Series H-1,
5.25%, 11/1/45  3,150 3,416
New York City Transitional Fin. Auth., Future Tax, Series I-1,
5.00%, 5/1/44  1,000 1,075
New York City Transitional Fin. Auth., Future Tax Secured
Subordinate Bonds, Series E, 5.00%, 5/1/31  1,485 1,677
New York City Transitional Fin. Auth., Future Tax Secured
Subordinate Bonds, Series E, 5.00%, 5/1/32  2,220 2,545
New York City Transitional Fin. Auth., Future Tax Secured
Subordinate Bonds, Series E-3, VRDN, 3.25%, 2/1/45  12,825 12,825
New York City Transitional Fin. Auth., Future Tax Secured
Subordinate Bonds, Series F-1, 5.50%, 2/1/48 (7) 10,000 10,860
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series B, 5.00%, 5/1/40  5,830 6,431
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series B, 5.00%, 5/1/41  3,000 3,281
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series F-1, 5.00%, 2/1/41  5,125 5,619
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series F-1, 5.00%, 2/1/42  9,360 10,189
New York City Transitional Fin. Auth., Subordinate Future Tax,
Series D, 5.00%, 5/1/37  9,500 10,906
New York City Transitional Fin. Auth., Subordinate Future Tax,
Series G-1, 5.00%, 5/1/42  13,000 14,178
New York State Housing Fin. Agency, Series C, 3.05%, 11/1/36  500 465
New York State Housing Fin. Agency, 160 West 62nd Street
Housing, Series A-1, VRDN, 3.60%, 11/1/44 (Tender 4/1/32)  9,120 9,335

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New York State Housing Fin. Agency, 320 West 38th Street
Housing, Series A, VRDN, 3.57%, 5/1/42 (Tender 11/1/31)  6,850 7,000
New York State Housing Fin. Agency, Affordable Housing
Sustainable Bonds, Series K, 3.30%, 11/1/37  1,800 1,714
New York State Housing Fin. Agency, Sustainable Bonds,
Series A-2, VRDN, 3.50%, 11/1/64 (Tender 5/1/30)  9,000 9,104
New York State Housing Fin. Agency, Sustainable Bonds,
Series D-2, VRDN, 3.375%, 5/1/65 (Tender 11/1/31)  7,300 7,369
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (2) 1,745 1,747
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (2) 4,980 4,985
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/27 (2) 3,500 3,559
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/31 (2) 11,230 11,627
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 5.25%, 6/30/38 (2) 3,125 3,415
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 5.25%, 6/30/39 (2)(6) 1,325 1,447
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 6.00%, 6/30/40 (2) 1,250 1,425
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 6.00%, 6/30/41 (2) 1,000 1,134
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 6.00%, 6/30/42 (2) 1,675 1,880
New York Transportation Dev., Terminal 4 JFK Int'l. Airport
Project, Series A, 5.00%, 12/1/34 (2) 1,415 1,516
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/27 (2) 9,880 10,247
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/30 (2) 8,155 8,477
Port Auth. of New York & New Jersey, Series 231ST, 5.00%,
8/1/37 (2) 1,250 1,365
Port Auth. of New York & New Jersey, Series 231ST, 5.00%,
8/1/38 (2) 1,800 1,957
Port Auth. of New York & New Jersey, Series 244, 5.00%,
7/15/41  1,450 1,631
Port Auth. of New York & New Jersey, Series 246, 5.00%,
9/1/37 (2) 3,380 3,783
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 218, 5.00%, 11/1/36 (2) 3,030 3,207
Triborough Bridge & Tunnel Auth., Senior Green Bonds,
Series C, 5.00%, 11/15/41  11,065 12,169
Triborough Bridge & Tunnel Auth., Senior Green Bonds,
Series C, 5.25%, 11/15/40  2,000 2,266
Utility Debt Securitization Auth., Series TE-1, 5.00%, 12/15/40  7,000 7,975
Utility Debt Securitization Auth., Series TE-1, 5.00%, 12/15/41  8,500 9,602

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Utility Debt Securitization Auth., Sustainable Bonds, Series TE-
1, 5.00%, 12/15/46  2,300 2,480
Utility Debt Securitization Auth., Sustainable Bonds, Series TE-
1, 5.00%, 12/15/47  1,870 2,003
557,024
NORTH CAROLINA  2.9%
Charlotte North Carolina Water & Sewer System Revenue,
5.00%, 7/1/39  3,075 3,564
Charlotte North Carolina Water & Sewer System Revenue,
5.00%, 7/1/40  1,865 2,118
Charlotte-Mecklenburg Hosp. Auth., Atrium Healthcare, VRDN,
5.00%, 1/15/49 (Tender 12/1/31)  16,465 18,447
Charlotte-Mecklenburg Hosp. Auth., Carolinas HealthCare
System, 5.00%, 1/15/38  3,000 3,004
Charlotte-Mecklenburg Hosp. Auth., Carolinas HealthCare
System, Series B, VRDN, 3.20%, 1/15/38  17,485 17,485
Forsyth County, GO, 5.00%, 6/1/38  1,645 1,915
Forsyth County, GO, 5.00%, 6/1/39  1,620 1,872
Forsyth County, Series B, GO, 2.00%, 3/1/40  5,660 4,413
Guilford County, GO, 5.00%, 3/1/38  12,000 13,924
Mecklenburg County, Series B, GO, 5.00%, 2/1/38  5,000 5,807
North Carolina Capital Fac. Fin. Agency, Wake Forest Univ.,
5.00%, 1/1/33  5,205 5,250
North Carolina Housing Fin. Agency, 3.25%, 1/1/34  1,000 992
North Carolina Housing Fin. Agency, Harmony Housing Dev.
Landura, VRDN, 3.15%, 2/1/30 (Tender 2/1/29)  7,000 7,015
North Carolina Medical Care Commission, CaroMont Health,
Series A, 3.00%, 2/1/33  1,300 1,288
North Carolina Medical Care Commission, CaroMont Health,
Series A, 3.00%, 2/1/34  1,475 1,454
North Carolina Municipal Power Agency No. 1, Catawba
Electric, Series A, 5.00%, 1/1/31  10,075 10,148
North Carolina Municipal Power Agency No. 1, Unrefunded
Balance, Series C, 5.00%, 1/1/30  8,540 8,602
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/38  1,950 2,221
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/39  1,525 1,726
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/40  2,815 3,162
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/41  1,400 1,559
Raleigh Combined Enterprise System Revenue, 5.00%, 12/1/39  750 869
Raleigh Combined Enterprise System Revenue, 5.00%, 12/1/40  675 778
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/33 (2) 1,500 1,616

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Raleigh Housing Auth., Maple Ridge Apartments, VRDN,
3.15%, 1/1/44 (Tender 2/1/29)  3,315 3,334
Union County, GO, 5.00%, 9/1/37  3,145 3,592
Wake County, Series A, GO, 5.00%, 6/1/41  3,455 3,886
130,041
OHIO  0.9%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  10,000 8,224
Columbus, Series A, GO, 5.00%, 10/1/39  5,000 5,764
Franklin County, Nationwide Children's Hospital, Series B-2,
VRDN, 3.25%, 11/1/65  13,100 13,100
Hamilton County, Life Enriching Community, 5.00%, 1/1/31  1,500 1,502
Ohio Hosp. Fac., Cleveland Clinic Health, Series A, 5.00%,
1/1/33  2,735 2,851
Ohio, Univ. Hosp. Health System, Series A, VRDN, 3.20%,
1/15/46  7,730 7,730
39,171
OKLAHOMA  0.4%
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/41  5,720 6,405
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/42  5,455 6,039
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/43  5,140 5,607
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/44  1,620 1,747
19,798
OREGON  0.3%
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/27  305 310
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/28  320 326
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/29  335 341
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/30  355 361
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/31  370 376
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/32  390 397
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/33  410 416
Oregon, Article XI-Q State Projects, Series A, GO, 5.00%,
5/1/39  1,060 1,192
Oregon, Article XI-Q State Projects, Series A, GO, 5.00%,
5/1/43  6,175 6,691
Port of Portland Airport, Series 24-B, 5.00%, 7/1/31 (2) 1,685 1,715
Port of Portland Airport, Series 24-B, 5.00%, 7/1/32 (2) 1,135 1,154

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Port of Portland Airport, Series 28, 4.00%, 7/1/36 (2) 2,000 2,026
15,305
PENNSYLVANIA  1.5%
Allegheny County Airport Auth., Pittsburgh Airport, Series A,
5.00%, 1/1/27 (2)(6) 850 870
Allegheny County Airport Auth., Pittsburgh Airport, Series A,
5.00%, 1/1/28 (2)(6) 1,000 1,041
Allegheny County Airport Auth., Pittsburgh Airport, Series A,
5.00%, 1/1/30 (2)(6) 2,380 2,565
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/28  600 624
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/30  650 698
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/28 (3) 1,405 1,462
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/33 (3) 2,895 2,993
Chester County IDA, Longwood, 4.00%, 12/1/40  2,250 2,283
Cumberland County Municipal Auth., Asbury Obligated Group,
4.50%, 1/1/36 (3) 4,005 4,028
Pennsylvania Economic DFA, Republic Services Project,
Series B-1, VRDN, 3.25%, 4/1/49 (Tender 4/15/26) (2) 2,375 2,375
Pennsylvania Higher EFA, Thomas Jefferson Univ., Series D-2,
VRDN, 3.15%, 11/1/61  3,765 3,765
Pennsylvania State Univ., Series A, 5.00%, 9/1/37  3,145 3,660
Pennsylvania State Univ., Series A, 5.00%, 9/1/38  4,275 4,937
Pennsylvania State Univ., Series A, 5.00%, 9/1/39  1,000 1,146
Pennsylvania, Bid Group C, GO, 4.00%, 9/1/42  5,000 5,028
Philadelphia Airport, Private Activity, 4.00%, 7/1/41 (2)(6) 1,000 992
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/35 (6) 3,250 3,621
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/36 (6) 2,000 2,209
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/37 (6) 1,605 1,762
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/31 (6) 9,160 9,317
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/32 (6) 10,000 10,167
65,543
PUERTO RICO  5.8%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (12) 22,644 14,832
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (3) 6,450 6,706

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (3) 7,470 7,786
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/28 (3) 3,250 3,362
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/33 (3) 13,455 14,136
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  12,517 9,161
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  15,782 15,950
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  3,161 3,175
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  9,528 9,364
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  2,757 2,589
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  6,348 6,491
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  19,854 21,094
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  49,272 54,395
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (8)
(10) 130 87
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (8)(10) 170 113
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (8)(10) 500 333
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (8)
(10) 630 420
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (8)
(10) 2,380 1,589
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (8)
(10) 830 554
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (8)
(10) 985 656
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (8)
(10) 130 87
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (8)
(10) 70 47
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (8)
(10) 6,525 4,347
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (8)
(10) 535 357
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (8)
(10) 215 143

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (8)
(10) 610 406
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (8)
(10) 480 320
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (8)
(10) 150 100
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (8)
(10) 265 177
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (8)
(10) 190 126
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (8)
(10) 1,890 1,261
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (8)
(10) 530 354
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (8)
(10) 225 150
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  45,780 35,006
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  31,928 31,735
Puerto Rico Sales Tax Fin., Restructured, Series A-2-
Converted, 4.329%, 7/1/40  10,827 10,761
258,170
RHODE ISLAND  0.0%
Central Falls Detention Fac., 7.25%, 7/15/35 (8)(10) 980 382
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/26  1,630 1,639
2,021
SOUTH CAROLINA  1.2%
Lexington County Health Services Dist., Lexington Medical
Center, 5.00%, 11/1/29  3,010 3,136
South Carolina Jobs-Economic Dev. Auth., Bon Secours Mercy
Health, Series A, 5.25%, 11/1/42  1,930 2,146
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/32  7,185 7,552
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/34  8,370 8,760
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  1,135 1,187
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/36  5,500 5,726
South Carolina Public Service Auth., Series A, 5.00%, 12/1/43  1,250 1,347
South Carolina Public Service Auth., Series A, 5.00%, 12/1/45  1,800 1,895
South Carolina Public Service Auth., Series B, 5.00%, 12/1/44  3,250 3,461

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
South Carolina Public Service Auth., Santee Cooper, Series A,
5.00%, 12/1/37  3,000 3,389
South Carolina Public Service Auth., Santee Cooper, Series B,
5.00%, 12/1/39  2,130 2,373
South Carolina Public Service Auth., Santee Cooper, Series C,
5.25%, 12/1/38 (6) 2,315 2,583
South Carolina Public Service Auth., Santee Cooper, Series E,
5.25%, 12/1/36 (6) 4,345 4,921
South Carolina Public Service Auth., Santee Cooper, Series E,
5.25%, 12/1/38 (6) 2,225 2,483
South Carolina Public Service Auth., Santee Cooper, Series E,
5.50%, 12/1/39  730 819
South Carolina Public Service Auth., Santee Cooper, Series E,
5.50%, 12/1/41  1,390 1,546
53,324
TENNESSEE  1.9%
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/26  1,000 1,001
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/27  1,050 1,051
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/28  1,000 1,001
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/29  1,000 1,001
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/35  2,925 3,046
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/37  10,325 10,683
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 4.00%, 7/1/40  5,445 5,324
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36  3,465 3,597
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/35 (11) 600 669
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/36 (11) 450 498
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/37 (11) 800 878
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/38 (11) 850 927
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/39 (11) 800 868
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/40 (11) 825 885

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Gov't. of Nashville-Davidson County, Water &
Sewer Revenue, 5.00%, 7/1/38  4,950 5,649
Metropolitan Gov't. of Nashville-Davidson County, Water &
Sewer Revenue, 5.00%, 7/1/40  3,435 3,865
Metropolitan Gov't. of Nashville-Davidson County, Water &
Sewer Revenue, 5.00%, 7/1/41  3,225 3,611
Metropolitan Gov't. of Nashville-Davidson County, Water &
Sewer Revenue, 5.00%, 7/1/42  2,000 2,215
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, 5.00%, 7/1/31  6,780 7,486
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/33  10,000 11,347
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/28 (2) 2,870 3,016
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/36 (2)
(7) 2,000 2,291
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/37 (2)
(7) 2,000 2,269
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/38 (2)
(7) 1,525 1,717
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  2,725 2,754
Tennessee Energy Acquisition, Series A, VRDN, 5.00%, 5/1/52
(Tender 11/1/31)  7,550 8,104
85,753
TEXAS  10.4%
Arlington Special Tax Revenue, Senior Lien, Series A, 5.00%,
2/15/35 (6) 2,500 2,606
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/31 (2) 1,550 1,571
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/33 (2) 1,130 1,143
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/36 (2) 1,000 1,054
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/37 (2) 2,680 2,814
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/30  2,455 2,478
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/31  1,800 1,816
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/33  2,450 2,469
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/34  1,000 1,007
Board of Regents of the Univ. of Texas System, Series A,
5.00%, 8/15/43 (7) 2,310 2,570
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/37  1,640 1,689

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/38  3,750 3,841
Central Texas Regional Mobility Auth., Series E, 4.00%, 1/1/36  1,250 1,285
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/36  16,325 18,856
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/42  4,020 4,397
Clifton Higher Ed. Fin., Idea Public Schools, 5.00%, 8/15/30  1,000 1,103
Clifton Higher Ed. Fin., Idea Public Schools, 5.00%, 8/15/31  2,250 2,516
Clifton Higher Ed. Fin., Idea Public Schools, 5.00%, 8/15/36  1,490 1,689
Clifton Higher Ed. Fin., Idea Public Schools, 5.00%, 8/15/38  1,110 1,212
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 5.00%,
2/15/35  3,275 3,714
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 5.00%,
2/15/36  8,000 8,956
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 5.00%,
2/15/37  10,980 12,166
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 5.00%,
2/15/39  2,295 2,513
Conroe Independent School Dist., GO, 5.00%, 2/15/43  5,000 5,476
Cypress-Fairbanks Independent School Dist., Series A, GO,
5.00%, 2/15/38  2,805 3,169
Dallas Fort Worth Int'l. Airport, Series A-1, 5.00%, 11/1/31 (2) 3,520 3,924
Dallas Fort Worth Int'l. Airport, Series A-1, 5.00%, 11/1/36 (2) 4,505 5,061
Dallas Fort Worth Int'l. Airport, Series A-2, VRDN, 5.00%,
11/1/50 (Tender 11/1/29) (2) 2,500 2,664
Dallas Independent School Dist., Series B, GO, 5.00%, 2/15/42  4,300 4,732
Dallas Independent School Dist., Series B, GO, 5.00%, 2/15/44  5,000 5,394
Dallas/Fort Worth Int'l. Airport, Series A-1, 5.00%, 11/1/35 (2) 4,750 5,389
Dallas/Fort Worth Int'l. Airport, Series A-1, 5.25%, 11/1/37 (2) 8,300 9,430
Dallas/Fort Worth Int'l. Airport, Series A-1, 5.25%, 11/1/38 (2) 6,100 6,889
Dallas/Fort Worth Int'l. Airport, Series A-1, 5.25%, 11/1/39 (2) 3,450 3,867
Dallas/Fort Worth Int'l. Airport, Series A-2, VRDN, 5.00%,
11/1/50 (Tender 11/1/32) (2) 8,350 9,223
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/37  1,000 1,129
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/38  655 734
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/39  850 945
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/40  2,625 2,897
Denton, GO, 4.00%, 2/15/42  4,000 4,020
Denton Independent School Dist., GO, 1.75%, 8/15/36  8,595 6,976
Denton Independent School Dist., GO, 5.00%, 8/15/36  1,610 1,841
Denton Independent School Dist., GO, 5.00%, 8/15/41  7,050 7,788
Denton Independent School Dist., Series A, GO, 5.00%,
8/15/38  2,420 2,794
Fort Bend Independent School Dist., Series A, GO, 5.00%,
8/15/41  3,280 3,605

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Georgetown Independent School Dist., GO, 5.00%, 2/15/38  2,390 2,717
Georgetown Independent School Dist., GO, 5.50%, 2/15/36  5,000 6,056
Georgetown Independent School Dist., GO, 5.50%, 2/15/38  6,495 7,733
Grand Parkway Transportation, Tela Supported, Series A,
5.00%, 10/1/34  8,495 8,936
Harris County, GO, 5.00%, 9/15/42  1,000 1,097
Harris County, Series A, GO, 5.00%, 9/15/42  3,410 3,742
Harris County Cultural Ed. Fac. Fin., Series C-2, TECP, 3.30%,
2/2/26  3,100 3,100
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
System, Series B, 5.00%, 7/1/31  5,000 5,609
Harris County Health Fac. Dev., Methodist Hosp., Series A-2,
VRDN, 3.25%, 12/1/41  310 310
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
5.00%, 12/1/34  1,250 1,340
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
5.00%, 12/1/35  1,590 1,692
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
5.00%, 12/1/36  2,155 2,276
Houston Airport System Revenue, United Airlines Terminal
Improvement Projects, Series B, 5.25%, 7/15/27 (2) 5,000 5,106
Houston Airport System Revenue, United Airlines Terminal
Improvement Projects, Series B, 5.25%, 7/15/28 (2) 5,000 5,176
Houston Airport System Revenue, United Airlines Terminal
Improvement Projects, Series B, 5.25%, 7/15/29 (2) 1,500 1,573
Houston Airport, Subordinate Lien, Series A, 5.25%, 7/1/40 (2)
(6) 5,000 5,488
Houston Airport, United Airlines, Series B, 5.50%, 7/15/35 (2) 9,150 10,076
Houston Airport, United Airlines, Series B-1, 4.00%, 7/15/41 (2) 4,000 3,685
Houston Airport, United Airlines, Terminal E, 5.00%, 7/1/29 (2) 8,370 8,381
Lower Colorado River Auth., LCRA Transmission Services
Project, Series A, 5.25%, 5/15/40  2,265 2,496
Mansfield Independent School Dist., GO, 5.00%, 2/15/38  7,570 8,665
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (2)(3) 9,990 10,027
Mission Economic Dev., Sustainable Bonds, Graphic Packaging
Int'l., VRDN, 5.00%, 12/1/64 (Tender 6/1/30) (2) 4,670 4,845
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/26  2,045 2,048
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/27  2,145 2,149
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/29  780 781
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/30  835 836
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/37  590 687
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/38  15,055 15,883
North Texas Tollway Auth., 1st Tier, Series A, 5.25%, 1/1/38  1,200 1,344
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/33  3,910 3,995

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Permanent Univ. Fund - Univ. of Texas System, Series A,
5.00%, 7/1/40  8,775 9,728
Permanent Univ. Fund - Univ. of Texas System, Series A,
5.00%, 7/1/44  4,500 4,886
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
2.00%, 1/1/27 (2)(3) 550 540
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
2.125%, 1/1/28 (2)(3) 525 507
Prosper Independent School Dist., GO, 5.00%, 2/15/36  5,000 5,791
San Angelo Independent School Dist., GO, 5.00%, 2/15/41  2,000 2,218
Spring Independent School Dist., GO, 5.00%, 8/15/39  5,315 6,041
Spring Independent School Dist., GO, 5.25%, 8/15/42  2,220 2,499
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources,
Series A, 5.00%, 2/15/34  3,615 3,660
Texas, GO, 5.00%, 10/1/39  5,000 5,740
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  5,660 5,838
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  17,950 19,567
Texas Municipal Gas Acquisition & Supply V, VRDN, 5.00%,
1/1/55 (Tender 1/1/34)  13,325 14,417
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/35  5,000 5,312
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/36  4,735 5,008
Texas Transportation Commission, GO, 5.00%, 4/1/41  4,500 4,970
Texas Transportation Commission, Mobility Fund, Series A, GO,
5.00%, 10/1/33  4,500 4,684
Texas Transportation Commission, Mobility Fund, Series B,
GO, 5.00%, 10/1/33  19,495 20,291
Texas Transportation Commission, Mobility Fund, Series B,
GO, 5.00%, 10/1/34  18,475 19,204
460,162
UTAH  2.1%
Intermountain Power Agency, Series A, 5.00%, 7/1/39  4,500 4,975
Intermountain Power Agency, Series A, 5.00%, 7/1/40  3,500 3,850
Intermountain Power Agency, Series A, 5.00%, 7/1/41  2,000 2,191
Mida Mountain Village Public Infrastructure Dist., Series 2,
5.50%, 6/15/39 (3) 1,725 1,783
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/36  1,000 983
Salt Lake City Airport, Series 2017A, 5.00%, 7/1/32 (2) 3,925 4,031
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/31 (2) 3,500 3,665
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/32 (2) 1,825 1,908
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/33 (2) 6,110 6,713
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/35 (2) 11,070 12,054

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Salt Lake City Airport, Series 2023A, 5.00%, 7/1/34 (2) 5,000 5,629
Salt Lake City Airport, Series A, 4.00%, 7/1/41 (2)(11) 10,435 10,407
Salt Lake City Airport, Series A, 5.00%, 7/1/30 (2) 3,370 3,468
Salt Lake City Airport, Series A, 5.00%, 7/1/31 (2) 2,560 2,632
Salt Lake City Airport, Series A, 5.00%, 7/1/33 (2) 5,050 5,269
Salt Lake City Airport, Series A, 5.00%, 7/1/34 (2) 4,700 5,144
Salt Lake City Airport, Series A, 5.00%, 7/1/35 (2) 3,500 3,636
Salt Lake City Airport, Series A, 5.00%, 7/1/36 (2) 9,125 9,452
Salt Lake City Airport, Series A, 5.00%, 7/1/38 (2) 5,665 5,839
Vineyard Redev. Agency, 4.00%, 5/1/34 (6) 300 317
Vineyard Redev. Agency, 4.00%, 5/1/36 (6) 250 261
Vineyard Redev. Agency, 4.00%, 5/1/38 (6) 270 278
Vineyard Redev. Agency, 4.00%, 5/1/39 (6) 225 230
94,715
VIRGINIA  7.3%
Alexandria, Series A, GO, 1.75%, 12/15/35  7,160 5,910
Alexandria, Series A, GO, 1.875%, 12/15/36  7,160 5,818
Arlington County, GO, 5.00%, 6/15/38  4,585 5,116
Arlington County, GO, 5.00%, 6/15/39  2,040 2,263
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/33  3,080 3,365
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/34  2,565 2,793
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/35  1,000 1,084
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  21,180 23,276
Chesterfield County Economic Dev. Auth., County Mobility
Projects, 5.00%, 4/1/42  1,905 2,099
Chesterfield County Economic Dev. Auth., County Mobility
Projects, 5.00%, 4/1/43  1,490 1,624
Fairfax County, Series A, GO, 2.00%, 10/1/39  12,225 9,589
Fairfax County, Series A, GO, 4.00%, 10/1/38  5,000 5,245
Fairfax County, Series A, GO, 4.00%, 10/1/41  4,000 4,109
Fairfax County, Series A, GO, 5.00%, 10/1/37  5,000 5,675
Fairfax County IDA, Inova Health, 3.50%, 5/15/39  5,890 5,865
Fairfax County IDA, Inova Health, 5.00%, 5/15/32  10,000 11,403
Fairfax County IDA, Inova Health, 5.00%, 5/15/36  2,850 3,185
Fairfax County IDA, Inova Health, 5.00%, 5/15/37  5,130 5,696
Fairfax County IDA, Inova Health, Series B-2, VRDN, 5.00%,
5/15/57 (Tender 5/15/30)  10,000 10,939
Fairfax County Redev. & Housing Auth., Dominion Square
North Project, VRDN, 5.00%, 1/1/45 (Tender 1/1/28)  3,875 3,992
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing, 5.00%, 10/1/34  3,715 3,977
Farmville IDA, Convocation Center Project, Series AG, 5.375%,
7/1/53 (Tender 7/1/43) (6) 3,000 3,172

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Halifax County IDA, Virginia Electric & Power Company Project,
Series A, VRDN, 3.80%, 12/1/41 (Tender 5/28/27)  7,100 7,211
Henrico County, Public Improvement, GO, 3.25%, 8/1/34  2,840 2,860
Loudoun County, Series A, GO, 5.00%, 12/1/41  3,030 3,341
Loudoun County Economic Dev. Auth., Public facilities,
Series A, 3.00%, 12/1/37  5,000 4,692
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 5.00%,
7/1/47  5,835 6,283
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  1,300 1,311
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  1,000 1,007
Virginia Beach, Series A, GO, 4.00%, 2/1/41  7,160 7,460
Virginia College Building Auth., 21st Century College &
Equipment Programs, 5.00%, 2/1/40  2,035 2,231
Virginia College Building Auth., 21st Century College &
Equipment Programs, 5.00%, 2/1/41  3,050 3,366
Virginia College Building Auth., 21st Century College &
Equipment Programs, 5.25%, 2/1/41  5,160 5,696
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/41  13,345 13,595
Virginia Commonwealth Transportation Board, 4.00%, 5/15/41  4,000 4,115
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/38  600 675
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/40  1,600 1,771
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/41  3,870 4,240
Virginia Public Building Auth., Series A, 5.00%, 8/1/45  3,000 3,223
Virginia Public School Auth., 5.00%, 8/1/38  3,425 3,981
Virginia Public School Auth., 5.00%, 8/1/40  2,125 2,395
Virginia Public School Auth., 5.00%, 8/1/42  2,220 2,454
Virginia Public School Auth., 5.00%, 8/1/43  1,880 2,054
Virginia Public School Auth.,  School Technology & Security
Notes, Series XIII, 5.00%, 4/15/29  5,000 5,422
Virginia Resources Auth., Series B, 5.00%, 11/1/38  2,150 2,501
Virginia Resources Auth., Clean Water Revolving Fund, 5.00%,
10/1/28  8,790 9,423
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/30 (2) 2,000 2,060
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/32 (2) 2,940 3,041
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/32 (2) 7,890 8,139

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/33 (2) 1,250 1,286
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/33 (2) 4,380 4,499
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/34 (2) 5,000 5,114
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/35 (2) 4,815 4,908
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/35 (2) 4,125 4,191
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/36 (2) 2,500 2,527
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/37 (2) 8,625 8,652
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/38 (2) 3,000 3,003
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/39 (2) 1,250 1,242
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/40 (2) 1,250 1,224
Virginia Small Business Fin. Auth., I-95 Express Lanes, 4.00%,
7/1/40 (2) 2,050 2,001
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/32 (2) 6,225 6,845
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/33 (2) 5,000 5,451
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/34 (2) 3,000 3,249
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/35 (2) 4,540 4,884
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/36 (2) 2,250 2,411
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/37 (2) 2,000 2,128
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/37 (2) 6,670 7,077
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/38 (2) 2,095 2,210
Virginia Small Business Fin. Auth., Senior Lien Elizabeth River
Crossing, 4.00%, 1/1/31 (2) 2,955 3,050
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/30  250 250
York County Economic Dev. Auth., Electric & Power Company
Project, VRDN, 3.65%, 5/1/33 (Tender 10/1/27)  4,345 4,412
321,356

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
WASHINGTON  4.5%
Energy Northwest, Columbia Generating Station, Series 2023-
A, 5.00%, 7/1/39  13,880 15,586
Energy Northwest, Columbia Generating Station, Series 2024-
A, 5.00%, 7/1/39  1,270 1,444
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/30  1,925 2,146
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/38  2,895 3,270
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/40  7,000 7,890
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/43  9,460 10,440
Energy Northwest, Project 3, Series A, 5.00%, 7/1/31  2,900 3,293
Energy Northwest, Project 3, Series A, 5.00%, 7/1/39  6,340 7,286
King County, GO, 5.00%, 12/1/38  2,670 3,009
King County, GO, 5.00%, 12/1/40  2,455 2,769
King County, Series B, GO, 5.00%, 12/1/42  1,410 1,583
King County, Series B, GO, 5.00%, 12/1/43  3,690 4,083
King County, Series B, GO, 5.00%, 12/1/44  2,915 3,188
Port of Seattle, Series C, 5.00%, 8/1/37 (2) 10,605 11,440
Port of Seattle, Intermediate Lien, 5.00%, 8/1/29 (2) 8,610 9,273
Port of Seattle, Intermediate Lien, 5.00%, 4/1/36 (2) 1,500 1,574
Port of Seattle, Intermediate Lien, Series B, 5.00%, 7/1/36 (2) 4,375 4,911
Seattle Municipal Light & Power Revenue, Series A, 5.00%,
3/1/42  4,950 5,399
Washington, Series A, GO, 5.00%, 8/1/42  5,000 5,356
Washington, Series B, GO, 5.00%, 6/1/39  14,945 16,755
Washington, Series B, GO, 5.00%, 2/1/40  10,190 11,303
Washington, Series B, GO, 5.00%, 6/1/40  1,900 2,111
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/38 (3)(11) 1,500 1,609
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/39 (3)(11) 1,240 1,324
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/45 (3)(11) 1,400 1,408
Washington, Bid Group 1, Series 2024A, GO, 5.00%, 8/1/39  9,000 10,102
Washington, Bid Group 2, Series 2025A, GO, 5.00%, 8/1/44  3,710 4,014
Washington, Bid Group 3, Series B, GO, 5.00%, 2/1/45  10,000 10,595
Washington, Motor Vehicle Fuel Tax & Vehicle Related Fees,
Series D, GO, 5.00%, 6/1/43  5,000 5,501
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/34  15,540 16,097
Washington, Various Purpose, Series C, GO, 5.00%, 2/1/35  5,630 5,893
Washington, Various Purpose, Series R-2017A, GO, 5.00%,
8/1/33  4,500 4,556

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Washington, Various Purpose, Series R-2017A, GO, 5.00%,
8/1/34  5,000 5,059
200,267
WEST VIRGINIA  0.2%
West Virginia Hosp. Fin. Auth., Univ. Health System Obligated
Group, Series A, 5.00%, 6/1/39  1,225 1,342
West Virginia Hosp. Fin. Auth., Univ. Health System Obligated
Group, Series A, 5.00%, 6/1/40  1,900 2,062
West Virginia Hosp. Fin. Auth., Univ. Health System Obligated
Group, Series A, 5.00%, 6/1/42  1,975 1,998
West Virginia Hosp. Fin. Auth., Univ. Health System Obligated
Group, Series B, VRDN, 5.00%, 6/1/55 (Tender 6/1/33)  3,060 3,394
8,796
WISCONSIN  1.1%
PFA, Cone Health, Series B, VRDN, 3.05%, 10/1/55  13,500 13,500
PFA, PRG - Oxford Properties Project, Series A, 5.00%,
7/1/34 (11) 200 226
PFA, PRG - Oxford Properties Project, Series A, 5.00%,
7/1/35 (11) 250 280
PFA, PRG - Oxford Properties Project, Series A, 5.00%,
7/1/36 (11) 350 389
PFA, PRG - Oxford Properties Project, Series A, 5.00%,
7/1/37 (11) 300 330
PFA, PRG - Oxford Properties Project, Series A, 5.00%,
7/1/38 (11) 300 328
PFA, PRG - Oxford Properties Project, Series A, 5.00%,
7/1/39 (11) 300 325
PFA, PRG - Oxford Properties Project, Series A, 5.00%,
7/1/40 (11) 200 215
Wisconsin, Series 2025-2, GO, 5.00%, 5/1/38  3,000 3,476
Wisconsin, Series A, GO, 5.00%, 5/1/38 (7) 5,000 5,830
Wisconsin, Series B, GO, 5.00%, 5/1/36  4,000 4,687
Wisconsin, Series B, GO, 5.00%, 5/1/39  10,035 11,107
Wisconsin DOT, Series 1, 5.00%, 7/1/38  3,915 4,541
Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%,
5/15/27 (3) 1,950 1,984
Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%,
5/15/31 (3) 1,220 1,241
48,459
Total Municipal Securities (Cost $4,331,005) 4,413,998

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 0.0%
MONEY MARKET FUNDS  0.0%
T. Rowe Price Government Reserve Fund, 3.76% (13)(14) 9 9
Total Short-Term Investments (Cost $9) 9
Total Investments in Securities  99.9%
(Cost $4,331,014) $ 4,414,007
Other Assets Less Liabilities 0.1% 6,322
Net Assets 100.0% $ 4,420,329
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Interest subject to alternative minimum tax.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $111,926 and represents 2.5% of net assets.
(4) Prerefunded date is used in determining portfolio maturity.
(5) Insured by National Public Finance Guarantee Corporation
(6) Insured by Assured Guaranty Incorporated
(7) When-issued security
(8) Non-income producing
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(11) Insured by Build America Mutual Assurance Company
(12) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(13) Seven-day yield
(14) Affiliated Companies
3M TSFR Three month term SOFR (Secured overnight financing rate)
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation

T. ROWE PRICE Summit Municipal Intermediate Fund

EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
TECP Tax-Exempt Commercial Paper
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Summit Municipal Intermediate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.76% $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
1/31/26
T. Rowe Price Government
Reserve Fund, 3.76% $ 9  ¤  ¤ $ 9^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9.

T. ROWE PRICE Summit Municipal Intermediate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit
Municipal Intermediate Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Summit Municipal Intermediate Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE Summit Municipal Intermediate Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ — $ — $ — $ —
Municipal Securities — 4,413,998 — 4,413,998
Short-Term Investments 9 — — 9
Total $ 9 $ 4,413,998 $ — $ 4,414,007

T. ROWE PRICE Summit Municipal Intermediate Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F83-054Q1 01/26